Dec. 31, 2017
Lazard Enhanced Opportunities Portfolio
Lazard Enhanced Opportunities Portfolio

THE LAZARD FUNDS, INC.

Lazard Enhanced Opportunities Portfolio

Supplement to Current Prospectus

Lazard Enhanced Opportunities Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Enhanced Opportunities Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.95%	.95%	.95%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Dividend Expenses on Securities Sold Short[1,3]	.62%	.62%	.62%[2]
Borrowing Expenses on Securities Sold Short[4]	.71%	.71%	.71%
Remainder of Other Expenses[1]	1.58%	12.99%	1.58%[2]
Total Other Expenses[1]	2.91%	14.32%	2.91%[2]
Acquired Fund Fees and Expenses (Underlying Funds)	.05%	.05%	.05%
Total Annual Portfolio Operating Expenses	3.91%	15.57%	3.91%
Fee Waiver and Expense Reimbursement[5]	1.28%	12.69%	1.33%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement[6]	2.63%	2.88%	2.58%

[1]	Restated to reflect current management fees and expenses.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares for the last fiscal year.

[3]	When there is a cash dividend declared on a security the Portfolio has borrowed to sell short, the Portfolio pays the lender an amount equal to the dividend and this payment is recorded as an expense.

[4]	Net borrowing expenses on securities sold short, in which the Portfolio may receive income or be charged a fee on the borrowed securities.

[5]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018 to the extent Total Annual Portfolio Operating Expenses exceed 1.25%, 1.50% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

[6]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are 1.25%, 1.50% and 1.20% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Enhanced Opportunities Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$266	$1,075	$1,902	$4,050
Open Shares	$291	$3,144	$5,425	$9,326
R6 Shares	$261	$1,071	$1,898	$4,047

The following replaces any contrary information in the first table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
Enhanced Opportunities Portfolio	.95%	0%

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
Enhanced Opportunities Portfolio††	1.25%	1.50%	1.20%

††	The addition of Acquired Fund Fees and Expenses, Dividend and Borrowing Expenses on securities sold short will cause Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement to exceed, for each Class, the expense limitations agreed to by the Investment Manager.

Dated: January 24, 2018